Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–87.65%(b)(c)
Aerospace & Defense–3.47%
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.85%	12/06/2025		$ 586	$ 585,820
Brown Group Holding LLC, Term Loan B(d)	–	04/22/2028		959	958,540
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B(d)	–	10/03/2024	EUR	53	60,710
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		679	660,524
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		365	355,120
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		337	335,604
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		300	299,337
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	10/04/2024		540	534,540
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		338	338,408
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		1,543	1,549,271
Second Lien Term Loan(d)	–	02/26/2029		389	397,210
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		325	328,916
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		816	806,258
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		681	672,718
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.34%	08/22/2024		2	2,248
					7,885,224
Air Transport–2.79%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		784	809,000
Avolon TLB Borrower 1 (US) LLC
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		1,001	990,064
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		451	452,404
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		921	984,309
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		1,346	1,412,868
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		1,313	1,327,141
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		380	370,331
					6,346,117
Automotive–3.29%
Adient PLC, Term Loan B (d)	–	03/31/2028		65	64,681
American Axle & Manufacturing, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		167	167,326
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		484	487,994
Garrett Borrowing LLC (Switzerland)
Term Loan B (1 mo. USD LIBOR + 3.50%)	3.50%	03/05/2028	EUR	214	261,249
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	03/05/2028		559	558,213
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.12%	03/03/2025		400	394,750
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		930	933,724
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		621	623,662
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/20/2025		228	228,533
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		663	665,727
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.60%	11/06/2024		914	915,358
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	04/30/2026		681	679,040
Project Boost Purchaser LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.59%	06/01/2026		188	186,452
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		81	80,712
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	3.75%	12/16/2026		54	54,343
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		242	242,689
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.09%	02/05/2026		399	395,653
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		526	528,254
					7,468,360
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Beverage & Tobacco–0.98%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	12/12/2023		$ 423	$ 424,324
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023		835	836,458
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	12/12/2023		608	609,614
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		93	88,929
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028		259	259,732
					2,219,057
Brokers, Dealers & Investment Houses–0.20%
Zebra Buyer LLC, First Lien Term Loan (d)	–	04/22/2028		458	461,128
Building & Development–1.46%
Apcoa Parking Holdings GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR	147	175,316
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.09%	08/28/2023		7	6,481
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025		675	654,666
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR	65	79,327
LBM Holdings LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027		13	12,927
Delayed Draw Term Loan(f)	0.00%	12/08/2027		6	6,463
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027		87	87,254
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027		616	612,198
SRS Distribution, Inc., Term Loan B(d)	–	05/19/2028		336	335,267
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	05/29/2026		399	398,266
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		755	756,905
Xella (Luxembourg), Term Loan B-4(d)	–	03/30/2028	EUR	167	203,171
					3,328,241
Business Equipment & Services–9.20%
Adevinta ASA (Norway), Term Loan B (d)	–	10/22/2027		160	160,110
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(e)	5.50%	03/31/2028		176	176,869
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/05/2028		195	195,308
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/05/2028	EUR	119	145,369
Atlas CC Acquisition Corp.
Term Loan B(d)	–	05/01/2028		392	391,912
Term Loan C(d)	–	05/01/2028		80	79,711
AVS Group GmbH (Germany), Term Loan B-2	3.75%	09/10/2026	EUR	71	86,092
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024		525	527,433
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		450	451,217
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026		368	368,014
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		531	531,527
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-05/26/2021; Cost $1,360,160)(g)(h)	2.00%	08/15/2023		1,507	791,145
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-05/15/2019; Cost $1,098,924)(h)	8.50%	02/15/2023		1,127	1,068,702
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		477	478,116
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		327	329,050
Constant Contact
Delayed Draw Term Loan(f)	0.00%	02/10/2028		145	144,987
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029		278	275,485
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		540	539,673
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019-05/18/2021; Cost $669,038)(h)	11.00%	07/26/2023		664	658,855
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		793	798,942
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/07/2028		377	387,062
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	58	70,631
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		$ 196	$ 195,411
Ensono, L.P., Term Loan B(d)	–	05/19/2028		467	467,171
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		290	290,665
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	04/30/2028		702	697,915
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		217	217,822
Holding Socotec (France), Term Loan B(d)(e)	–	05/07/2028		213	213,479
I-Logic Technologies Bidco Ltd. (United Kingdom)
First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2027	EUR	52	64,232
First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	02/16/2028		145	145,702
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.08%	06/23/2024	GBP	162	222,562
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	158	192,806
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.95%	03/31/2028		554	556,556
iQor US, Inc.
Term Loan	8.50%	11/20/2024		487	489,600
Term Loan	8.50%	11/20/2025		794	783,204
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		187	183,851
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		605	610,338
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	02/05/2027		242	242,880
Monitronics International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		1,413	1,379,521
NielsenIQ, Inc.
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.11%	02/05/2028		578	580,891
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/06/2028	EUR	128	156,593
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		325	319,719
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		195	195,757
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	03/03/2023		315	315,298
Spin Holdco Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		1,672	1,671,881
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	74	91,135
team.blue (Netherlands)
Delayed Draw Term Loan B(f)	0.00%	03/18/2028	EUR	11	13,114
Term Loan B(d)	–	03/18/2028	EUR	189	229,491
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025		484	485,997
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		721	724,347
Verra Mobility Corp.
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.45%	03/19/2028		96	96,061
Term Loan B-1(e)	3.36%	02/28/2025		232	231,853
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/11/2027		193	194,102
					20,916,164
Cable & Satellite Television–4.39%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025			928	916,323
Term Loan (3 mo. USD LIBOR + 2.75%)	2.95%	01/31/2026			770	760,036
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	01/03/2025			515	510,821
CSC Holdings LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	01/15/2026			57	56,329
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			709	709,508
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	2.94%	07/31/2025			208	205,642
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026			1,200	1,195,827
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.10%	04/15/2028			487	482,201
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.35%	04/30/2028			99	98,288
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.10%	01/31/2029			990	985,915
Virgin Media Bristol LLC (United Kingdom)
Term Loan(d)	–	01/15/2029			634	634,669
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.60%	01/31/2028			1,774	1,766,056
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2028			1,661	1,647,935
						9,969,550
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–4.58%
AI PLEX AcquiCo GmbH (Germany), Term Loan (d)	–	07/31/2026	EUR	111	$ 136,578
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR	70	85,351
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		$ 196	197,284
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		260	263,028
BASF Construction Chemicals (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)(e)	4.50%	09/30/2027		777	780,964
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B(d)	–	10/31/2025	EUR	44	53,676
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027		282	283,997
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(g)	5.25%	09/21/2023		543	538,075
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(g)	5.25%	09/21/2023		87	85,858
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(g)	5.75%	09/05/2022		8	6,855
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		96	96,167
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.45%	02/14/2024		41	40,920
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.45%	02/14/2024		40	40,049
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		493	493,296
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		499	498,331
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		50	49,975
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		696	694,560
Ineos US Finance LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/31/2024		470	465,587
Invictus US NewCo LLC
First Lien Term Loan(d)	–	03/28/2025		498	494,972
Second Lien Term Loan(d)	–	03/30/2026		127	126,788
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	62	75,574
Lonza Solutions (Switzerland)
Term Loan B(d)	–	04/28/2028		225	225,654
Term Loan B(d)	–	04/28/2028	EUR	182	221,814
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		395	393,771
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.70%	03/02/2026		493	490,143
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	56	67,375
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		595	593,391
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		392	394,284
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.44%	02/07/2027		76	75,723
PQ Performance Chemicals, Term Loan B(d)	–	04/30/2028		319	319,771
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.00%	11/03/2025		522	522,641
Starfruit US Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.85%	10/01/2025		1,363	1,353,593
Tronox Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.59%	03/01/2028		247	245,844
					10,411,889
Clothing & Textiles–0.39%
BK LC Lux SPV S.a.r.l., Term Loan B (d)	–	04/27/2028		315	315,217
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	64	78,404
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		495	498,914
					892,535
Conglomerates–0.20%
Safe Fleet Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		456	453,463
Containers & Glass Products–1.67%
Berlin Packaging LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	11/07/2025		502	498,088
Consolidated Container Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028		348	345,788
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		242	242,646
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/04/2027		141	141,260
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		693	664,928
Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	745	906,580
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026		$ 115	$ 115,041
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR	107	129,133
Logoplaste (Portugal)
Term Loan B(d)	–	04/21/2028	EUR	92	112,684
Term Loan B(d)(e)	–	04/21/2028		170	170,195
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		297	298,169
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		177	177,294
					3,801,806
Cosmetics & Toiletries–0.95%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.84%	09/26/2025			229	230,520
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	04/05/2025			1,128	1,094,585
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/18/2028			299	300,616
IRIS Bidco GmbH (Germany), Term Loan B(d)	–	05/25/2028	EUR		261	310,054
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR		24	29,149
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	06/30/2024			188	187,048
						2,151,972
Drugs–0.52%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028			455	445,006
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.06%	11/15/2027			245	243,249
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	01/06/2028			277	276,572
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	11/27/2025			27	27,245
Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025			200	199,875
						1,191,947
Ecological Services & Equipment–0.34%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			186	184,685
Patriot Container Corp., First Lien Term Loan(d)	–	03/20/2025			298	295,925
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.25%	11/02/2028			277	284,770
						765,380
Electronics & Electrical–10.07%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			36	36,414
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		65	79,918
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			329	328,877
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	12/18/2025			174	174,671
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR		57	69,252
Cloudera, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	12/20/2027			169	168,990
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			243	244,173
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026			454	453,059
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			750	751,987
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			114	116,108
Devoteam (Castillon SAS - Bidco) (France), Term Loan B	4.50%	12/09/2027	EUR		57	69,225
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023			181	178,089
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			431	431,496
Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	12/22/2027			326	326,245
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			379	376,690
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			821	811,924
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028			238	238,777
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025			132	133,231
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024			364	365,111
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			6	5,635
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			72	72,823
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029		$ 81	$ 82,017
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028		212	210,988
Internap Corp., PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate (1 mo. USD LIBOR + 1.00%)(e)(g)	5.50%	05/08/2025		1,032	546,924
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.93%	03/05/2028		401	402,267
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027		1,481	1,483,544
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		429	430,218
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/28/2029		20	19,753
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	04/09/2026		181	180,959
McAfee Enterprise
Second Lien Term Loan(d)	–	05/03/2029		118	117,417
Term Loan B(d)	–	05/03/2028		666	667,808
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		441	443,321
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.20%	03/06/2026		150	150,791
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		720	689,750
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.69%	08/28/2026		523	518,544
Neustar, Inc., Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		916	889,845
Oberthur Technologies of America Corp.
Term Loan B(d)	–	01/09/2026		450	448,425
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	01/09/2026	EUR	228	278,022
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		1,264	1,245,729
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		372	366,290
Project Leopard Holdings, Inc., Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		660	662,577
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.44%	05/16/2025		1,295	1,298,689
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		582	582,127
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		72	72,664
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		1,222	1,166,164
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate (1 mo. USD LIBOR + 6.50%)(g)	4.50%	12/31/2026		324	256,040
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		88	83,354
Sandvine Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		146	146,270
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		563	563,697
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		78	78,686
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	05/16/2025		491	487,033
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.68%	03/05/2027		159	158,048
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		338	335,254
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		256	253,157
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		859	861,203
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		186	186,848
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		38	38,969
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	33	41,153
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		749	755,207
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.25%	06/02/2025		261	261,232
					22,893,679
Financial Intermediaries–0.75%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/28/2028	EUR		57	69,483
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/15/2028			1,211	1,214,116
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			39	39,753
MoneyGram International, Inc., Term Loan(d)	–	06/30/2023			38	38,639
Stiphout Finance LLC
Incremental Term Loan (EUR001M + 3.75%)	3.75%	10/26/2025	EUR		28	34,144
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			55	55,455
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027		$ 258	$ 258,472
					1,710,062
Food Products–1.16%
Dole Food Co., Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	04/06/2024			990	990,493
Froneri International PLC (United Kingdom), Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.84%	01/29/2028			267	270,296
H-Food Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025			1,031	1,028,045
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	05/01/2026			131	130,840
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (3 mo. GBP LIBOR + 5.50%)	5.58%	08/27/2027	GBP		153	217,216
						2,636,890
Food Service–0.82%
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027			526	526,931
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025			288	286,998
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			466	459,232
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2023			304	301,824
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028			278	278,999
						1,853,984
Forest Products–0.08%
Ahlstrom-Munksjoe (Finland), Term Loan B (d)	–	03/11/2028			192	192,732
Health Care–4.21%
Acacium Group (United Kingdom), Term Loan (d)	–	05/19/2028	GBP		119	167,527
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/30/2025	EUR		17	20,998
Almaviva Developpement (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.22%	03/26/2028	EUR		42	51,197
Ameos (Germany), Term Loan B(d)	–	04/19/2028	EUR		76	92,680
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.35%	02/11/2026			645	648,353
Cerba (France), Term Loan B(d)	–	05/12/2028	EUR		108	131,979
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.00%	12/02/2027			235	235,637
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	4.00%	10/31/2026	EUR		35	43,387
Ethypharm (France), Term Loan B(d)	–	04/30/2029	GBP		133	187,730
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			425	427,646
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			1,005	1,008,454
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			248	249,187
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			494	497,260
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	08/06/2026			385	386,019
ImageFirst
Delayed Draw Term Loan(e)(f)	0.00%	04/27/2028			36	36,347
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028			159	159,727
Inovie Group Bidco (Labosud) (France), Term Loan B(d)	–	12/08/2027	EUR		126	154,477
Insulet Corp., Term Loan(d)	–	04/28/2028			188	188,860
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			340	339,800
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		25	30,850
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		44	54,272
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		26	31,350
Organon & Co., Term Loan B(d)	–	04/08/2028			1,014	1,013,738
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/30/2025			545	545,497
Recipharm (Roar BidCo), First Lien Term Loan(d)	–	03/30/2028	EUR		97	117,949
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027			422	425,673
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026			564	566,538
Synlab Bondco PLC (United Kingdom), Term Loan B-4 (3 mo. EURIBOR + 3.75%)	3.25%	11/27/2027	EUR		43	51,610
TTF Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(e)	5.00%	03/25/2028			156	156,391
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027			309	310,407
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025			159	159,013
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Waystar, Incremental Term Loan(e)	4.09%	10/20/2026		$ 190	$ 190,093
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		186	186,471
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		80	80,211
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		611	613,395
					9,560,723
Home Furnishings–1.43%
Hayward Industries, Inc., Term Loan B (d)	–	05/12/2028			164	164,037
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027			428	435,958
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			353	357,167
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,006	964,288
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.34%	06/15/2025			346	347,002
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024			398	398,923
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			573	575,012
						3,242,387
Industrial Equipment–2.26%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			494	495,579
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	1.95%	05/18/2024			48	48,036
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			226	226,781
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			49	48,917
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.84%	03/31/2027			283	281,011
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027			407	403,872
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.21%	01/02/2027			55	54,741
Kantar (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	11/26/2026			180	179,690
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025			29	29,123
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			634	662,329
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025			296	287,507
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	3.84%	08/14/2026			426	426,565
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027			1,982	1,992,552
						5,136,703
Insurance–2.56%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.70%	01/31/2027			535	531,235
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	05/09/2025			962	954,949
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			272	272,656
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028			67	67,417
Financiere CEP (France), Term Loan B(d)	–	06/30/2027	EUR		20	24,830
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025			400	401,038
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	04/25/2025			700	694,025
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027			667	668,579
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026			251	250,224
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025			607	601,003
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.20%	05/16/2024			1,057	1,050,473
Term Loan (1 mo. USD LIBOR + 3.25%)	3.45%	12/02/2026			311	308,660
						5,825,089
Leisure Goods, Activities & Movies–3.86%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			1,135	1,130,396
AMC Entertainment, Inc., Term Loan B-1(d)	–	04/22/2026			548	507,060
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Carnival Corp. (Panama)
Term Loan B(d)	–	06/30/2025		$ 157	$ 157,974
Term Loan B(d)	–	06/30/2025	EUR	74	90,670
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 7.00%)	8.25%	05/23/2024		274	345,862
Term Loan(d)	–	02/28/2025	EUR	3	3,355
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		446	387,987
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026		426	366,250
CWGS Group LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		627	625,360
Deluxe Entertainment Services Group, Inc., Term Loan (3 mo. USD LIBOR + 1.50%) (Acquired 10/04/2019-05/04/2021; Cost $116,844)(e)(h)(i)	6.00%	03/25/2024		126	0
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. GBP LIBOR + 4.75%)	4.83%	03/10/2028	GBP	83	117,904
Term Loan (3 mo. EURIBOR + 3.75%)	4.75%	03/31/2028	EUR	54	65,904
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	30	33,169
Term Loan D(d)	–	09/12/2027	EUR	1,206	1,362,469
Invictus Media S.L.U. (Spain)
Term Loan B-1 (3 mo. EURIBOR + 4.75%) (Acquired 01/14/2021-05/27/2021; Cost $143,671)(h)	4.75%	06/26/2025	EUR	129	146,615
Term Loan B-2 (3 mo. EURIBOR + 4.75%) (Acquired 01/14/2021-05/27/2021; Cost $88,001)(h)	4.75%	06/26/2025	EUR	79	89,737
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	1,000	1,180,263
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		92	89,303
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		12	11,737
Parques Reunidos (Spain), Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	426	501,716
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		118	119,479
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		592	588,918
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026		271	265,793
Vue International Bidco PLC (United Kingdom), Term Loan B-1(d)	–	06/21/2026	EUR	503	572,791
					8,760,712
Lodging & Casinos–4.24%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			303	303,501
Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	02/01/2026			121	118,011
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			496	497,573
B&B Hotels S.A.S. (France)
Incremental Term Loan(d)	–	06/30/2026	EUR		143	173,061
Term Loan B-3-A(d)	–	07/31/2026	EUR		529	625,126
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.59%	06/30/2025			383	384,815
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024			1,998	1,985,146
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			462	458,844
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	09/18/2026			196	195,619
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	05/09/2024			894	891,286
Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024			54	56,879
Hilton Grand Vacations Borrower LLC, Term Loan B(d)	–	05/19/2028			602	603,348
Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.84%	06/22/2026			345	342,854
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.10%	05/11/2024			28	28,112
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024			720	714,265
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.70%	07/10/2025			827	830,663
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			779	773,101
Tackle Group S.a.r.l. (Luxembourg), Term Loan B(d)	–	05/07/2028	EUR		315	384,607
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	12/20/2024			98	96,892
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	05/30/2025			174	172,571
						9,636,274
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–1.34%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (1 mo. USD LIBOR + 13.00%)(g)	14.00%	09/16/2025		$ 1,526	$ 1,527,684
Corialis Group, Ltd. (United Kingdom), Term Loan B(d)	–	05/24/2028	GBP	44	63,157
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025		158	157,606
Term Loan (1 mo. USD LIBOR + 9.25%)(e)	10.25%	10/22/2025		45	46,874
Kissner Group
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027		567	564,427
Term Loan B(d)	–	03/01/2027		676	674,798
					3,034,546
Oil & Gas–2.57%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.10%	05/21/2025		686	670,398
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $604,234)(e)(h)	3.00%	08/04/2021		547	63,208
DIP Delayed Draw Term Loan (Acquired 07/30/2020; Cost $604,234)(e)(f)(h)	0.00%	08/04/2021		61	568,868
First Lien Term Loan (3 mo. USD LIBOR + 5.25%) (Acquired 04/11/2018-07/31/2020; Cost $3,171,504)(h)(i)	0.00%	04/11/2022		4,065	1,808,953
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		950	650,637
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 8.00%)	9.00%	08/09/2021		105	57,948
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2026		66	64,976
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		342	288,231
LOC(d)(e)	–	06/30/2024		182	150,087
PIK Term Loan B, 3.00% PIK Rate, 1.00% Cash Rate (1 mo. USD LIBOR + 1.00%)	3.00%	06/30/2025		91	41,251
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	06/30/2024		10	6,707
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		152	152,757
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.75%	03/19/2024		1,156	1,055,142
Southcross Energy Partners LLC, Revolver Loan(e)(f)	0.00%	01/31/2025		271	265,743
					5,844,906
Publishing–1.92%
Adtalem Global Education, Inc., Term Loan B (d)	–	02/12/2028		378	376,857
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		1,490	1,491,443
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	08/21/2026		1,381	1,341,090
Nielsen Finance LLC, Term Loan B-5	4.75%	06/30/2025		1,153	1,156,315
					4,365,705
Radio & Television–1.69%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		780	782,526
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.61%	01/02/2026		103	102,479
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	05/01/2026		706	699,296
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026		875	873,563
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026		1,177	1,168,116
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028		212	211,451
					3,837,431
Retailers (except Food & Drug)–2.05%
Bass Pro Group LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/26/2028		989	998,142
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		803	805,400
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		127	129,417
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Kirk Beauty One GmbH (Germany)
Term Loan B-1(d)	–	03/26/2026	EUR	29	$ 35,010
Term Loan B-2(d)	–	03/26/2026	EUR	17	20,202
Term Loan B-3(d)	–	03/26/2026	EUR	22	26,570
Term Loan B-4(d)	–	03/26/2026	EUR	51	61,739
Term Loan B-5(d)	–	03/26/2026	EUR	11	13,763
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028		$ 434	434,680
PetSmart, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		1,565	1,572,587
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/17/2028		276	278,130
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028		288	290,628
					4,666,268
Surface Transport–3.97%
American Trailer World Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			497	496,991
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			475	475,077
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/22/2025	EUR		691	792,353
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			124	122,445
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028			842	841,714
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(e)	8.39%	02/23/2022			6,233	6,283,566
						9,012,146
Telecommunications–6.21%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	12/15/2027			940	943,195
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.10%	12/15/2027			93	93,240
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027			375	376,289
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027			797	800,023
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027			997	989,872
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024			1,072	1,072,468
Colorado Buyer, Inc.
First Lien Incremental Term Loan(d)	–	05/01/2024			158	153,561
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			156	151,247
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/02/2027			484	485,625
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027			378	379,685
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027			131	130,620
Frontier Communications Corp., DIP Term Loan B(d)	–	10/08/2021			447	447,655
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025			294	294,802
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026			387	388,206
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(j)	3.60%	07/13/2021			491	494,789
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(j)	8.00%	11/27/2023			1,651	1,682,412
Term Loan B-4(d)(j)	–	01/02/2024			185	189,025
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027			787	779,442
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025			874	780,265
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026			974	977,267
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.85%	12/07/2026			880	845,584
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027			897	901,476
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027			757	752,701
						14,109,449
Utilities–2.03%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027			256	256,424
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025			190	188,709
Calpine Construction Finance Co. L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.09%	01/15/2025			166	164,990
Calpine Corp.
Term Loan (1 mo. USD LIBOR + 2.50%)	2.60%	12/16/2027			63	62,831
Term Loan B-10 (3 mo. USD LIBOR + 2.00%)	2.09%	08/12/2026			482	476,512
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			632	582,363
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027			122	122,274
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Frontera Generation Holdings LLC
DIP Term Loan (1 mo. USD LIBOR + 13.00%)(e)	14.00%	11/04/2021	$ 247	$ 254,246
Term Loan(i)	–	05/02/2025	2,547	154,972
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028	271	271,280
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	441	414,140
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	680	545,232
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	38	30,797
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	177	173,266
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028	188	188,147
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%) (Acquired 04/13/2020-05/20/2020; Cost $153,626)(h)	4.25%	03/06/2025	164	162,527
USIC Holding, Inc.
First Lien Term Loan	3.15%	12/08/2023	499	498,095
Second Lien Term Loan(d)(e)	–	05/07/2029	69	70,491
				4,617,296
Total Variable Rate Senior Loan Interests (Cost $201,513,738)					199,199,815
U.S. Dollar Denominated Bonds & Notes–5.72%
Aerospace & Defense–0.19%
TransDigm, Inc.(k)	6.25%	03/15/2026		409	431,640
Air Transport–0.46%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (k)	5.50%	04/20/2026		249	262,391
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(k)	5.75%	04/20/2029		484	519,819
United Airlines, Inc.(k)	4.38%	04/15/2026		65	67,439
United Airlines, Inc.(k)	4.63%	04/15/2029		186	192,398
					1,042,047
Building & Development–0.42%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026		848	894,186
SRS Distribution, Inc.(k)	4.63%	07/01/2028		51	51,533
					945,719
Business Equipment & Services–0.64%
Advantage Sales & Marketing, Inc. (k)	6.50%	11/15/2028		431	457,399
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		27	26,877
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		40	40,091
Imola Merger Corp.(k)	4.75%	05/15/2029		256	258,882
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		386	371,235
WASH Multifamily Acquisition, Inc.(k)	5.75%	04/15/2026		287	299,327
					1,453,811
Cable & Satellite Television–0.65%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028		1,042	1,035,420
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		440	439,531
					1,474,951
Drugs–0.07%
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc.(k)	6.13%	04/01/2029		169	166,888
Electronics & Electrical–0.32%
Diebold Nixdorf, Inc. (k)	9.38%	07/15/2025		512	569,050
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		167	165,121
					734,171
Health Care–0.09%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		100	102,878
Organon Finance 1 LLC(k)	4.13%	04/30/2028		103	104,159
					207,037
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Insurance–0.12%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029		$ 271	$ 265,374
Leisure Goods, Activities & Movies–0.30%
AMC Entertainment Holdings, Inc. (k)	10.50%	04/15/2025		326	354,119
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		310	336,640
					690,759
Lodging & Casinos–0.28%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		610	643,654
Nonferrous Metals & Minerals–0.12%
SCIH Salt Holdings, Inc.(k)	4.88%	05/01/2028		274	272,287
Radio & Television–0.57%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 05/18/2020-10/23/2020; Cost $1,215,390)(h)(k)	5.38%	08/15/2026		1,572	1,165,229
Univision Communications, Inc.(k)	4.50%	05/01/2029		130	131,725
					1,296,954
Retailers (except Food & Drug)–0.07%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028		149	154,506
Telecommunications–1.19%
Avaya, Inc. (k)	6.13%	09/15/2028		725	770,769
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		85	82,905
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		93	96,258
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		87	94,275
Frontier Communications Holdings LLC(k)	5.88%	10/15/2027		126	134,130
Lumen Technologies, Inc.(k)	4.00%	02/15/2027		657	666,034
Radiate Holdco LLC/Radiate Finance, Inc. (Acquired 09/11/2020-04/01/2021; Cost $531,953)(h)(k)	4.50%	09/15/2026		525	531,418
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		319	326,382
					2,702,171
Utilities–0.23%
Calpine Corp. (k)	3.75%	03/01/2031		209	196,976
Calpine Corp.(k)	4.50%	02/15/2028		314	317,925
					514,901
Total U.S. Dollar Denominated Bonds & Notes (Cost $12,628,876)					12,996,870
			Shares
Common Stocks & Other Equity Interests–2.74%(l)
Business Equipment & Services–1.17%
Checkout Holding Corp.				19,788	55,076
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)				12,561	2,199,179
iQor US, Inc., Term Loan				28,410	396,320
					2,650,575
Containers & Glass Products–0.03%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $126,950)(h)				28,145	63,326
Electronics & Electrical–0.08%
Fusion Connect, Inc.(e)				10	15
Fusion Connect, Inc., Wts., expiring 12/31/2021(e)				90,368	126,515
Internap Corp.(e)				218,015	65,405
Sunguard Availability Services Capital, Inc.				3,420	3,163
					195,098
Industrial Equipment–0.25%
North American Lifting Holdings, Inc.				34,415	559,245
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

			Shares		Value
Leisure Goods, Activities & Movies–0.01%
Crown Finance US, Inc.				35,578	$ 29,790
Nonferrous Metals & Minerals–0.44%
ACNR Holdings, Inc.				26,328	460,740
Arch Resources, Inc.(m)				9,574	546,388
					1,007,128
Oil & Gas–0.32%
HGIM Corp.				6,360	33,390
Larchmont Resources LLC(e)				137	5,452
McDermott International Ltd.(m)				159,391	78,102
Sabine Oil & Gas Holdings, Inc.(m)				1,419	17,737
Southcross Energy Partners L.P.				251,018	12,927
Sunrise Oil & Gas, Inc.				65,604	57,404
Tribune Resources, Inc.				606,015	515,113
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)				156,901	3,923
Vantage Drilling International(m)				890	2,002
					726,050
Publishing–0.20%
Clear Channel Outdoor Holdings, Inc.(m)				189,788	453,593
Radio & Television–0.17%
iHeartMedia, Inc., Class A(m)				14,398	334,177
MGOC, Inc.(e)				781,336	45,982
					380,159
Surface Transport–0.07%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $104,219)(h)				2,003	63,595
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-05/14/2021; Cost $0)(h)				31,332	9,954
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/14/2021; Cost $0)(h)				22,688	9,611
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $109,549)(h)				2,105	66,834
					149,994
Total Common Stocks & Other Equity Interests (Cost $15,720,142)					6,214,958
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.09%(n)
Cable & Satellite Television–0.08%
Altice France Holding S.A. (Luxembourg)(k)	4.00%	02/15/2028	EUR	148	175,322
Chemicals & Plastics–0.11%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	203	244,206
Financial Intermediaries–0.41%
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(o)	6.25%	05/01/2026	EUR	202	251,255
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	290	368,892
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(o)	6.58%	02/01/2023	GBP	220	312,994
					933,141
Home Furnishings–0.20%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	324	465,242
Lodging & Casinos–0.14%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 11/13/2020-01/28/2021; Cost $271,636)(h)(k)(o)	5.46%	07/15/2025	GBP	229	307,030
Oil & Gas–0.00%
PGS ASA Conv. (Norway)(e)	5.00%	02/09/2024	NOK	51	6,169
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Retailers (except Food & Drug)–0.15%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	282	$ 347,094
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,355,953)					2,478,204
			Shares
Preferred Stocks–1.07%(l)
Nonferrous Metals & Minerals–0.17%
ACNR Holdings, Inc. Pfd.				4,059	380,531
Oil & Gas–0.43%
McDermott International Ltd., Pfd.(e)				102,742	66,782
Southcross Energy Partners L.P., Series A, Pfd.(e)				999,705	524,845
Southcross Energy Partners L.P., Series B, Pfd.(e)				263,848	389,176
					980,803
Surface Transport–0.47%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-02/06/2020; Cost $232,695)(h)				7,452	264,546
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $244,588)(h)				7,833	278,072
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $192,008)(h)				8,078	315,042
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $134,829)(h)				5,672	221,208
					1,078,868
Total Preferred Stocks (Cost $1,864,535)					2,440,202

Money Market Funds–7.12%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(p)(q)				9,709,236	9,709,236
Invesco Treasury Portfolio,Institutional Class, 0.01%(p)(q)				6,472,824	6,472,824
Total Money Market Funds (Cost $16,182,060)					16,182,060
TOTAL INVESTMENTS IN SECURITIES–105.39% (Cost $250,265,304)					239,512,109
OTHER ASSETS LESS LIABILITIES–(5.39)%					(12,248,452)
NET ASSETS–100.00%					$227,263,657
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The aggregate value of these securities at May 31, 2021 was $8,654,475, which represented 3.81% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $1,963,925, which represented less than 1% of the Fund’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $15,468,905, which represented 6.81% of the Fund’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,527,862	$47,996,109	$(46,814,735)	$-	$-	$9,709,236	$1,600
Invesco Treasury Portfolio, Institutional Class	5,685,242	31,838,966	(31,051,384)	-	-	6,472,824	484
Total	$14,213,104	$79,835,075	$(77,866,119)	$-	$-	$16,182,060	$2,084

(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/16/2021	BNP Paribas S.A.	USD	2,641,513	EUR	2,175,159	$19,092
06/16/2021	BNP Paribas S.A.	USD	436,841	GBP	308,695	1,728
06/16/2021	Citibank N.A.	USD	430,336	GBP	304,087	1,686
06/16/2021	Royal Bank of Canada	USD	2,644,340	EUR	2,175,159	16,263
06/16/2021	Royal Bank of Canada	USD	436,872	GBP	308,695	1,697
06/16/2021	Toronto Dominion Bank	USD	2,604,659	EUR	2,142,693	16,235
Subtotal—Appreciation						56,701
Currency Risk
06/16/2021	Barclays Capital	GBP	271,087	USD	372,318	(12,820)
06/16/2021	BNP Paribas S.A.	GBP	275,195	USD	377,978	(12,996)
07/16/2021	BNP Paribas S.A.	EUR	2,168,477	USD	2,635,062	(18,904)
07/16/2021	BNP Paribas S.A.	GBP	312,366	USD	442,078	(1,721)
07/16/2021	Canadian Imperial Bank of Commerce	EUR	300,000	USD	364,465	(2,701)
06/16/2021	Citibank N.A.	EUR	2,302,858	USD	2,750,150	(66,655)
06/16/2021	Citibank N.A.	GBP	100,000	USD	138,135	(3,937)
07/16/2021	Citibank N.A.	EUR	1,078,217	USD	1,315,370	(4,244)
07/16/2021	Citibank N.A.	GBP	302,266	USD	427,798	(1,652)
06/16/2021	Morgan Stanley & Co.	EUR	2,102,858	USD	2,508,018	(64,150)
07/16/2021	Morgan Stanley & Co.	EUR	500,000	USD	608,057	(3,885)
07/16/2021	Royal Bank of Canada	EUR	2,168,477	USD	2,637,888	(16,079)
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/16/2021	Royal Bank of Canada	GBP	406,845	USD	575,748	$(2,285)
06/16/2021	State Street Bank & Trust Co.	EUR	1,874,458	USD	2,235,028	(57,765)
06/16/2021	State Street Bank & Trust Co.	GBP	275,195	USD	377,946	(13,028)
07/16/2021	State Street Bank & Trust Co.	EUR	219,945	USD	268,942	(246)
07/16/2021	Toronto Dominion Bank	EUR	2,136,112	USD	2,598,302	(16,052)
06/16/2021	UBS AG	EUR	212,837	USD	255,790	(4,547)
Subtotal—Depreciation						(303,667)
Total Forward Foreign Currency Contracts						$(246,966)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended May 31, 2021, there were transfers from Level 3 to Level 2 of $4,106,493, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $1,488,506 due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$186,747,282	$12,452,533	$199,199,815
U.S. Dollar Denominated Bonds & Notes	—	12,996,870	—	12,996,870
Common Stocks & Other Equity Interests	1,414,262	2,354,225	2,446,471	6,214,958
Non-U.S. Dollar Denominated Bonds & Notes	—	2,472,035	6,169	2,478,204
Preferred Stocks	—	1,459,399	980,803	2,440,202
Money Market Funds	16,182,060	—	—	16,182,060
Total Investments in Securities	17,596,322	206,029,811	15,885,976	239,512,109
Other Investments - Assets*
Investments Matured	—	666,083	257,975	924,058
Forward Foreign Currency Contracts	—	56,701	—	56,701
	—	722,784	257,975	980,759
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(303,667)	—	(303,667)
Total Other Investments	—	419,117	257,975	677,092
Total Investments	$17,596,322	$206,448,928	$16,143,951	$240,189,201

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2021:
	Value 08/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/21
Variable Rate Senior Loan Interests	$18,012,519	$4,356,887	$(6,083,030)	$(5,890)	$(1,130,535)	$1,180,706	$228,369	$(4,106,493)	$12,452,533
Common Stocks & Other Equity Interests	2,116,885	—	—	—	(16,703,517)	16,868,839	164,264	—	2,446,471
Non-U.S. Dollar Denominated Bonds & Notes	—	51,593	—	—	—	(45,424)	—	—	6,169
Preferred Stocks	—	—	(61,957)	—	61,957	(115,070)	1,095,873	—	980,803
Investments Matured	302,658	234,523	(299,439)	—	—	20,233	—	—	257,975
Total	$20,432,062	$4,643,003	$(6,444,426)	$(5,890)	$(17,772,095)	$17,909,284	$1,488,506	$(4,106,493)	$16,143,951
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Master Loan Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$6,283,566	Discounted Cash Flow Model	Illiquidity Premium Implied Rating	N/A N/A	3.69% BB-	(a)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
Invesco Master Loan Fund